Fair Value Measurements - Additional Information (Details)						1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2022 USD ($) $ / shares shares	Jan. 04, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Jul. 16, 2021 D	Jul. 07, 2021 shares	Jul. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)					7,947,529
Threshold consecutive trading day period to call for exercise of warrants | D				10
Nominal value of ADS (in per warrant ADS) | $ / shares							$ 0.0001	$ 0.0001
Warrants Issued							6,345,990	398,384
Warrants outstanding (in shares)							11,353,475	5,007,485	4,609,101
Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Placement agent fees and expenses | $	$ 297,633
Registered Direct Offering
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)			4,311,019
Share issue price (in dollars per ADS) | $ / shares			$ 1.40
Gross proceeds from issuance | $	$ 8,900,000		$ 6,000,000
Warrants issued to purchase ADS (in shares).							2,327,948
Nominal value of ADS (in per warrant ADS) | $ / shares							$ 0.0001
Registered Direct Offering | Investor warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).	3,720,409
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 1.40
Registered Direct Offering | Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).		172,441
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 1.50	$ 1.75
Placement agent fees and expenses | $	$ 774,320	$ 542,834
Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).							398,384
Placement agent fees and expenses | $						$ 993,000
Threshold period for exercise of warrants on cashless basis						9 months
Nominal value of ADS (in per warrant ADS) | $ / shares							$ 0.0001
Warrants Issued							4,018,042
Private Placement | Investor warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per ADS) | $ / shares			$ 1.65
Private Placement | Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per ADS) | $ / shares						$ 3.00